Net other non-operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Net other non-operating income and expenses [Abstract]
Summary of Other non-operating income and expenses
Other
non-operating
income and expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Other non-operating income
Gain on disposal of assets:
Property and equipment	~~W~~	4,944	3,287	5,706
Investment property		56,640	3,427	3,621
Assets held for sale		1,753	—	21,181
Lease assets		9	1	68
Right-of-use assets		3,388	9,712	3,247
Gain on other disposals		—	—	340

		66,734	16,427	34,163

Investments in associates:
Gain on disposal		12,435	9,908	14,701
Reversal of impairment loss		—	183	—

		12,435	10,091	14,701

Others:
Rental income on investment property		24,472	28,708	35,725
Reversal of impairment losses on intangible asset		50	112	277
Gain on contribution of assets		—	—	1,670
Bargain purchase gain		—	—	3,077
Others		66,546	86,458	110,405

		91,068	115,278	151,154

	~~W~~	170,237	141,796	200,018

Other non-operating expense
Loss on disposal of assets:
Property and equipment	~~W~~	(6,009)	(5,785)	(1,185)
Lease assets		—	(7)	(116)
Right-of-use assets		(1,063)	(804)	(6,125)
Others		(29)	(50)	(909)

		(7,101)	(6,646)	(8,335)

Investments in associates:
Loss on disposal		(19,266)	(5,193)	(21,460)
Impairment loss		(15,583)	(43,262)	(49,485)

		(34,849)	(48,455)	(70,945)

	2023		2024	2025
Others:
Donations		(100,201)	(144,212)	(170,706)
Depreciation of investment properties		(15,058)	(15,063)	(16,922)
Impairment loss on property and equipment		(1,409)	(1,650)	(923)
Impairment loss on intangible assets		(10,732)	(25,468)	(1,073)
Write-off of intangible assets		(446)	(1,662)	(1,027)
Expenses on collection of special bonds		(9,130)	(10,236)	(9,228)
Others (*)		(252,289)	(294,160)	(236,432)

		(389,265)	(492,451)	(436,311)

	~~W~~	(431,215)	(547,552)	(515,591)

Other non-operating expenses, net	~~W~~	(260,978)	(405,756)	(315,573)

(*)
It includes W 51,948 million for the year ended December 31, 2023 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.